Investment Strategy	Apr. 30, 2026
Airbus SE ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Airbus SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Airbus SE

Airbus SE is the largest aeronautics and space company in Europe. Airbus SE designs, manufactures, and delivers products, services and solutions for the commercials aircraft, helicopter, defence, and space sectors. Airbus SE is primarily traded on the Paris Stock Exchange.

Information regarding Airbus SE may be obtained from publicly available sources including, but not limited to, the company’s website (www.airbus.com), press releases, newspaper articles and other publicly disseminated documents. Airbus SE ADRs trade on the over-the-counter market (“OTC”). Information regarding Airbus SE may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Airbus SE ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Airbus SE, and seek information form their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Airbus SE from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbus SE is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Airbus
SE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbus SE could affect the value of the Fund’s investments with respect to Airbus SE and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Airbus SE (the “Company”).
Anheuser-Busch InBev SA/NV ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Anheuser-Busch InBev SA/NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.
The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Anheuser-Busch InBev SA/NV

Anheuser-Busch InBev SA/NV is a multinational drink and brewing company based in Leuven, Belgium.
Anheuser-Busch InBev SA/NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Anheuser-Busch InBev SA/NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-37911. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Anheuser-Busch InBev SA/NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Anheuser-Busch InBev SA/NV (the “Company”).
Argenx SE ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the argenx SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

argenx SE

argenx SE, headquartered in the Netherlands, is a global immunology company that focuses on the development of human antibodies.  argenx SE is listed on Euronext Brussells under the code NL0010832176.
argenx SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by argenx SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-38097. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding argenx SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the argenx SE (the “Company”).
Arm Holdings PLC ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Arm Holdings PLC (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Arm Holdings PLC

Arm Holdings PLC operates as a holding company, which engages in the licensing, marketing, research, and development of microprocessors, systems IP, graphics processing units, physical IP and associated systems IP, software, and tools.  Arm Holdings PLC’s headquarters are located in Cambridge, England and is listed on the London Stock Exchange under the symbol “ARM”.
Arm Holdings PLC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Arm Holdings PLC pursuant to the Exchange Act can be located by reference to the SEC file number 001-41800. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Arm Holdings PLC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Arm Holdings PLC (the “Company”).
ASE Technologies Holding co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ASE Technologies Holding Co. Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the New Taiwan dollar (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

ASE Technologies Holding Co. Ltd.

ASE Technologies Holding Co. Ltd. engages in the provision of semiconductor manufacturing services and is headquartered in Taiwan.  ASE Technologies Holding Co. Ltd. is listed on the Taiwan Stock Exchange (TWSE code: 3711).
ASE Technologies Holding Co. Ltd. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASE Technologies Holding Co. Ltd. pursuant to the Exchange Act can be located by reference to the SEC file number 001-16125. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding ASE Technologies Holding Co. Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ASE Technologies Holding Co. Ltd. (the “Company”).
ASML Holding NV ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ASML Holding NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

ASML Holding NV

ASML Holding NV develops, produces, markets, sells, and services advanced semiconductor equipment systems for chipmakers.  ASML Holding NV is headquartered in the Netherlands and is listed on the Euronext Amsterdam exchange code number NL0010273215.
ASML Holding NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASML Holding NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-33463. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding ASML Holding NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ASML Holding NV (the “Company”).
Banco Santander S.A. ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Banco Santander S.A. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Banco Santander S.A.

Banco Santander S.A. is a multinational financial services company based in Madrid and Santander in Spain. Banco Santander S.A. attracts deposits and offers retail, commercial and private banking, and asset management services. The Bank offers consumer credit, mortgage loans, lease financing, factoring, mutual funds, pension funds, insurance, commercial credit, investment banking services, structured finance, and advice on mergers and acquisitions.

Banco Santander S.A. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Banco Santander S.A. pursuant to the Exchange Act can be located by reference to the SEC file number 001-12518. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Banco Santander S.A. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources. The ordinary shares underlying the ADRs are traded on the BME Spanish Exchange (Continuous Market).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Banco Santander S.A. (the “Company”).
Barclays PLC ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Barclays PLC (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Barclays PLC

Barclays PLC is a British multinational universal bank, headquartered in London, England that provides various personal and business financial services in the United Kingdom, Europe, the Americas, Africa, the Middle East, and Asia.   Barclays PLC is listed on the London Stock Exchange under the ticker symbol “BARC”.
Barclays PLC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Barclays PLC pursuant to the Exchange Act can be located by reference to the SEC file number 001-09246. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Barclays PLC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Barclays PLC (the “Company”).
Bayer AG ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayer AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayer AG

Bayer AG is a German multinational company that develops, manufactures, and sells products for human health and agriculture. Bayer AG engages in the business of life science fields of healthcare and nutrition and its products include prescription and over-the-counter drugs, sees, crop protection products, and diagnostic imaging equipment. Bayer AG is primarily traded on the German Stock Exchange.

Information regarding Bayer AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.bayer.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Bayer AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup).Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Bayer AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Bayer AG in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Bayer AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Bayer AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Bayer AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Bayer AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Bayer AG could affect the value of the Fund’s investments with respect to Bayer AG and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayer AG (the “Company”).
Bayerische Motoren Werke AG ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayerische Motoren Werke AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Bayerische Motoren Werke AG

Bayerische Motoren Werke AG, commonly abbreviated to “BMW”, is a German multinational manufacturer of luxury cars, motorcycles, and other vehicles headquartered in Munich, Bavaria, Germany. BMW also offers financing and dealership services. BMW is primarily traded on the Frankfurt Stock Exchange.

Information regarding BMW may be obtained from publicly available sources including, but not limited to, the company’s website (www.bmw.com), press releases, newspaper articles and other publicly disseminated documents. Bayer AG ADRs trade on the over-the-counter market (“OTC”). Information regarding BMW may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for BMW ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BMW, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding BMW from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BMW is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BMW have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BMW could affect the value of the Fund’s investments with respect to BMW and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Bayerische Motoren Werke AG (the “Company”).
BP p.l.c. ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of BP p.l.c. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

BP p.l.c.

BP p.l.c. is a British multinational oil and gas company headquartered in London, England. BP p.l.c.’s upstream operations include exploration, development and production of oil and natural gas, field development and production; and midstream operations include transportation, and marketing and trading of natural gas, including liquefied natural gas (LNG), and natural gas liquids (NGLs). BP p.l.c.’s downstream operations include marketing, transportation, refining, manufacturing, supply and trading of crude oil, petroleum, petrochemical products and provision of related services to wholesale and retail customers. BP p.l.c. provides fuel, energy, lubricants and petrochemicals to customers.

BP p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BP p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-06262. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding BP p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of BP p.l.c. (the “Company”).
British American Tobacco p.l.c. ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the British American Tobacco p.l.c. (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

British American Tobacco p.l.c.

British American Tobacco p.l.c.  is a British multinational company that manufactures and sells cigarettes, tobacco and other nicotine products.

British American Tobacco p.l.c. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by British American Tobacco p.l.c. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38159. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding British American Tobacco p.l.c. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the British American Tobacco p.l.c. (the “Company”).
Deutsche Telekom AG ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Deutsche Telekom AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Deutsche Telekom AG

Deutsche Telekom AG is a German telecommunications company headquartered in Bonn and is the largest telecommunications provider in Europe by revenue. Deutsche Telekom AG provides mobile communications, internet, and fixed networks. Deutsche Telekom AG also provides information and communication technology services for business and corporations. Deutsche Telekom AG is listed on the Frankfurt Stock Exchange.

Information regarding Deutsche Telekom AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.telekom.com), press releases, newspaper articles and other publicly disseminated documents. Deutsche Telekom AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Deutsche Telekom AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Deutsche Telekom AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Deutsche Telekom AG in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Deutsche Telekom AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Deutsche Telekom AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Deutsche Telekom AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Deutsche Telekom AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Deutsche Telekom AG could affect the value of the Fund’s investments with respect to Deutsche Telekom AG and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Deutsche Telekom AG (the “Company”).
Diageo plc ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Diageo plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Diageo plc

Diageo plc British multinational alcoholic beverage company, with its headquarters in London, England. Diageo plc produces, and markets alcoholic beverages including vodkas, whiskeys, tequilas, gins, and beer.

Diageo plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Diageo plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10691. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Diageo plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Diageo plc (the “Company”).
GSK plc ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of GSK plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.
The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

GSK plc

GSK plc British multinational pharmaceutical and biotechnology company with global headquarters in London. GSK PLC operates as a research-based pharmaceutical company. GSK plc develops, manufactures, and markets vaccines, prescription, and over-the-counter medicines, as well as health-related consumer products.

GSK plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GSK plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-15170. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding GSK plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of GSK plc (the “Company”).
Haleon plc ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Haleon plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Haleon plc

Haleon plc is a British multinational consumer healthcare company with headquarters in Weybridge, England.  Haleon plc is listed on the London Stock Exchange under the ticker symbol “HLN”.
Haleon plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Haleon plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-41411. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Haleon plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Haleon plc (the “Company”).
Heineken NV ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Heineken NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Heineken N.V.

Heineken N.V., also known as The Heineken Company, is a Dutch multinational brewing company that develops, markets, and sells alcoholic beverages.   Heineken N.V. is traded on the Euronext Amsterdam Exchange.

Information regarding Heineken N.V. may be obtained from publicly available sources including, but not limited to, the company’s website (www.heineken.com), press releases, newspaper articles and other publicly disseminated documents. Heineken N.V. ADRs trade on the over-the-counter market (“OTC”). Information regarding Heineken N.V. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Heineken N.V. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Heineken N.V. in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Heineken N.V., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Heineken N.V. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Heineken N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Heineken N.V. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Heineken N.V. could affect the value of the Fund’s investments with respect to Heineken N.V. and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Heineken NV (the “Company”).
Hermes International SA ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hermes International SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hermes International SA

Hermes International SA (“Hermes”) is a luxury goods company that designs, produces, and distributes a variety of products including bags, clothing, shoes, and jewelry. Hermes is primarily traded on the Paris Stock Exchange.

Information regarding Hermes International SA may be obtained from publicly available sources including, but not limited to, the company’s website (www.hermes.com), press releases, newspaper articles and other publicly disseminated documents. Hermes ADRs trade on the over-the-counter market (“OTC”). Information regarding Hermes may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hermes ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hermes, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hermes from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hermes is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hermes have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hermes could affect the value of the Fund’s investments with respect to Hermes and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hermes International SA (the “Company”).
Hitachi Ltd. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hitachi Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Hitachi Ltd.

Hitachi Ltd. is a Japanese multinational conglomerate that manufactures and sells a variety of products and services. Hitachi’s products and services include digital system and services, energy and railway systems, building systems (e.g., elevators and escalators), home appliances, air conditioners, measurement and analytical systems, water and environmental solutions, mass-produced industrial equipment, custom-made industrial equipment, healthcare products, construction machinery, and automotive systems.. Hitachi Ltd. is primarily traded on the Tokyo and Nagoya Stock Exchanges.

Information regarding Hitachi Ltd. may be obtained from publicly available sources including, but not limited to, the company’s website (www.hitachi.com), press releases, newspaper articles and other publicly disseminated documents. Hitachi Ltd. ADRs trade on the over-the-counter market (“OTC”). Information regarding Hitachi Ltd. may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Hitachi Ltd. ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Hitachi Ltd., and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Hitachi Ltd. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Hitachi Ltd. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Hitachi Ltd. have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Hitachi Ltd. could affect the value of the Fund’s investments with respect to Hitachi Ltd. and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Hitachi Ltd. (the “Company”).
Honda Motor Co. LTd. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Honda Motor Co. Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Honda Motor Co. Ltd.

Honda Motor Co., Ltd. is a Japanese public multinational conglomerate manufacturer of automobiles, motorcycles, and battery-powered equipment, founded in October 1946 by Soichiro Honda and headquartered in Minato, Tokyo, Japan.  Honda Motor Co. Ltd. is listed on the Tokyo Stock Exchange under code number 7267.
Honda Motor Co. Ltd. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Honda Motor Co. Ltd. pursuant to the Exchange Act can be located by reference to the SEC file number 001-07628. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Honda Motor Co. Ltd. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Honda Motor Co. Ltd. (the “Company”).
HSBC Holdings plc ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of HSBC Holdings plc (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the English pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

HSBC Holdings plc

HSBC Holdings plc is a British universal bank and financial services group headquartered in London, England. HSBC Holdings plc provides a variety of international banking and financial services, including retail and corporate banking, trade, trusteeship, securities, custody, capital markets, treasury, private and investment banking, and insurance.

HSBC Holdings plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by HSBC Holdings plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-14930. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding HSBC Holdings plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of HSBC Holdings plc (the “Company”).
ING Groep NV ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ING Groep NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

ING Groep NV

ING Groep NV is a Dutch multinational banking and financial services corporation headquartered in Amsterdam. ING Groep NV engages in the provision of banking, investments, life and non-life insurance, and retirement and asset management services. ING Groep NV is listed on the Euronext Amsterdam Exchange code number NL0011821202.
ING Groep NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ING Groep NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-14642. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding ING Groep NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the ING Groep NV (the “Company”).
L'Oreal SA ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the L’Oreal SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

L’Oreal SA

L'Oréal S.A. (“L’Oréal”) is a French multinational company that develops, manufactures, and sells cosmetic and personal care products for women and men worldwide. L’Oréal is primarily traded on the Paris Stock Exchange.

Information regarding L'Oréal S.A. may be obtained from publicly available sources including, but not limited to, the company’s website (www.loreal.com), press releases, newspaper articles and other publicly disseminated documents. L’Oréal ADRs trade on the over-the-counter market (“OTC”). Information regarding L’Oréal may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for L’Oréal ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on L’Oréal, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding L’Oréal from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding L’Oréal is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of L’Oréal have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning L’Oréal could affect the value of the Fund’s investments with respect to L’Oréal and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the L’Oreal SA (the “Company”).
Lloyds Banking Group plc ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Lloyds Banking Group plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Lloyds Banking Group plc

Lloyds Banking Group plc, together with its subsidiaries, provides a range of banking and financial services in the United Kingdom and internationally. Lloyds Banking Group plc is listed on the London Stock Exchange under ticker symbol “LLOY”.
Lloyds Banking Group plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Lloyds Banking Group plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-15246. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Lloyds Banking Group plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Lloyds Banking Group plc (the “Company”).
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the LVMH Moet Hennessy Louis Vuitton SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency
Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

LVMH Moet Hennessy Louis Vuitton SE

LVMH Moet Hennessy Louis Vuitton SE (“LVMH”) is a French multinational holding company and conglomerate headquartered in Paris. LVMH is a luxury goods company that produces and sells wine, spirits, fashion, leather goods, perfumes, cosmetics, watches, and jewelry. LVMH is primarily traded on the Paris Stock Exchange.

Information regarding LVMH may be obtained from publicly available sources including, but not limited to, the company’s website (www.lvmh.com), press releases, newspaper articles and other publicly disseminated documents. LVMH ADRs trade on the over-the-counter market (“OTC”). Information regarding LVMH may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for LVMH ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on LVMH, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding LVMH from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding LVMH is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LVMH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning LVMH could affect the value of the Fund’s investments with respect to LVMH and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the LVMH Moet Hennessy Louis Vuitton SE (the “Company”).
Mitsubishi UFJ Financial Group, Inc. ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mitsubishi UFJ Financial Group, Inc. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Mitsubishi UFJ Financial Group, Inc.

Mitsubishi UFJ Financial Group, Inc. is a Japanese bank holding and financial services company headquartered in Chiyoda, Tokyo, Japan. Mitsubishi UFJ Financial Group, Inc. provides a variety of financial and investment services including commercial banking, trust banking, international finance, and assets management services.

Mitsubishi UFJ Financial Group, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Mitsubishi UFJ Financial Group, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-54189. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Mitsubishi UFJ Financial Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mitsubishi UFJ Financial Group, Inc. (the “Company”).
Mizuho Financial Group Inc. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mizuho Financial Group Inc. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Mizuho Financial Group Inc.

Mizuho Financial Group Inc. is a Japanese bank holding company that together with its subsidiaries, engages in banking, trust, securities, and other businesses related to financial services in Japan, the Americas, Europe, Asia/Oceania, and internationally. Mizuho Financial Group Inc. is listed on the Tokyo Stock Exchange code number 8411.
Mizuho Financial Group Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Mizuho Financial Group Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33098. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Mizuho Financial Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Mizuho Financial Group Inc. (the “Company”).
National Grid plc ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the National Grid plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

National Grid plc

National Grid plc is a British multinational electricity and gas utility company headquartered in London, England.  National Grid plc is listed on the London Stock Exchange under the ticker symbol “NG”.
National Grid plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by National Grid plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-14958. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding National Grid plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the National Grid plc (the “Company”).
Nestle SA ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Nestle SA (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Nestle SA

Nestle S.A. (“Nestle”) is a Swiss multinational food and beverage conglomerate corporation headquartered in Switzerland. Nestle S.A. manufactures and sells products for people and pets. Nestle is primarily traded on the Swiss Franc Exchange.

Information regarding Nestle may be obtained from publicly available sources including, but not limited to, the company’s website (www.nestle.com), press releases, newspaper articles and other publicly disseminated documents. Nestle ADRs trade on the over-the-counter market (“OTC”). Information regarding Nestle may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Nestle ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Nestle in compliance with Rule 12g3-2(b) under the Exchange Act. Investors are highly encouraged to conduct their own research on Nestle, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Nestle from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Nestle is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Nestle have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Nestle could affect the value of the Fund’s investments with respect to Nestle and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Nestle SA (the “Company”).
NOVARTIS AG ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Novartis AG (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the
Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novartis AG

Novartis AG is a Swiss multinational pharmaceutical corporation based in Basel, Switzerland. Novartis AG manufactures pharmaceutical and consumer healthcare products.

Novartis AG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novartis AG pursuant to the Exchange Act can be located by reference to the SEC file number 001-15024. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Novartis AG may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Novartis AG (the “Company”).
Novo Nordisk A/S (B Shares) ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Novo Nordisk A/S (B Shares) (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Danish krone (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Novo Nordisk A/S

Novo Nordisk A/S a Danish multinational pharmaceutical company headquartered in Bagsværd, Denmark. Novo Nordisk A/S develops, produces, and markets pharmaceutical products. Novo Nordisk A/S focuses on diabetes care and offers insulin delivery systems and other diabetes products. Novo Nordisk A/S also works in areas such as hemostasis management, growth disorders, and hormone replacement therapy.

Novo Nordisk A/S is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Novo Nordisk A/S pursuant to the Exchange Act can be located by reference to the SEC file number 333-82318. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Novo Nordisk A/S may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Novo Nordisk A/S (B Shares) (the “Company”).
Rio Tinto plc ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Rio Tinto plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Rio Tinto plc

Rio Tinto plc is a British-Australian multinational mining and metals company based in the United Kingdom. Rio Tinto plc primarily produces iron ore, aluminum, copper, diamonds, and other minerals across operations in over 35 countries. Rio Tinto plc is dual-listed on the London Stock Exchange and the Australian Securities Exchange (as “Rio Tinto Limited”) under the ticker symbol “RIO” on both exchanges.
Rio Tinto plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Rio Tinto plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10533. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Rio Tinto plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Rio Tinto plc (the “Company”)
Roche Holding AG ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Roche Holding AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss Franc (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Roche Holding AG

Roche Holding AG (“Roche”) engages in the pharmaceuticals and diagnostics businesses internationally. Roche develops medicines, diagnostics testing and equipment, and digital health solutions. Roche is primarily traded on the Swiss Franc Exchange.

Information regarding Roche may be obtained from publicly available sources including, but not limited to, the company’s website (www.roche.com), press releases, newspaper articles and other publicly disseminated documents. Roche AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Roche may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Roche ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. A broker-dealer may satisfy Rule 15c2-11, in part, by reviewing the information made available by Roche in compliance with Rule 12g3-2(b) under the Exchange Act, and confirm that other eligibility standards to be listed on the OTCQX are met. Investors are highly encouraged to conduct their own research on Roche, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Roche from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roche is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Roche have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roche could affect the value of the Fund’s investments with respect to Roche and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Roche Holding AG (the “Company”).
SANOFI ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Sanofi (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Sanofi

Sanofi is a French multinational pharmaceutical and healthcare company headquartered in Paris, France. Sanofi engages in the research, production, and distribution of pharmaceutical products. Sanofi operates through the following business segments: Pharmaceuticals, Consumer Healthcare, and Vaccines.

Sanofi is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Sanofi pursuant to the Exchange Act can be located by reference to the SEC file number 001-31368. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Sanofi may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Sanofi (the “Company”).
SAP SE ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of SAP SE (the “Company”).  The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

SAP SE

SAP SE is a German multinational software company based in Walldorf, Baden-Württemberg. SAP SE develops enterprise software to manage business operations and customer relations.

SAP SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SAP SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-14251. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding SAP SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of SAP SE (the “Company”).
Shell plc ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Shell plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Shell plc

Shell plc is a British multinational oil and gas company headquartered in London, England. Shell plc is involved in oil and gas exploration, production, refining, transportation, and marketing.

Shell plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Shell plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-32575. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Shell plc may be obtained from other sources including, but not Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Shell plc (the “Company”).
Siemens AG ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Siemens AG (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are sponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Siemens AG

Siemens AG is a German multinational technology conglomerate. It is focused on creating products and services for industrial automation, distributed energy resources, rail transport and health technology. Siemens AG is primarily traded on the Frankfurt Stock Exchange.

Information regarding Siemens AG may be obtained from publicly available sources including, but not limited to, the company’s website (www.siemens.com), press releases, newspaper articles and other publicly disseminated documents. Siemens AG ADRs trade on the over-the-counter market (“OTC”). Information regarding Siemens AG may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Siemens AG ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Siemens AG, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Siemens AG from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Siemens AG is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Siemens AG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Siemens AG could affect the value of the Fund’s investments with respect to Siemens AG and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Siemens AG (the “Company”).
Silicon Motion Technology Corp. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Silicon Motion Technology Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the New Taiwan Dollar (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Silicon Motion Technology Corp.

Silicon Motion Technology Corp. is an American-Taiwanese company that engages in the development, manufacture, and supply of semiconductor products for the electronics market. Silicon Motion Technology Corp. is listed on the NASDAQ Stock Exchange under the ticker symbol “SIMO”.
Silicon Motion Technology Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Silicon Motion Technology Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 000-51380. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Silicon Motion Technology Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Silicon Motion Technology Corp. (the “Company”).
Softbank Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Softbank Group Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of the Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of the Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as the Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges or over-the-counter markets, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Softbank Group Corp.

Softbank Group Corp. (“Softbank”) operates as a holding company, that provides a range of products and services. Through its subsidiary "SoftBank", businesses include telecommunication services, technology, finance, and media. Softbank is primarily traded on the Tokyo Stock Exchange.

Information regarding Softbank may be obtained from publicly available sources including, but not limited to, the company’s website (group.softbank/en), press releases, newspaper articles and other publicly disseminated documents. Softbank ADRs trade on the over-the-counter market (“OTC”). Information regarding Softbank may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). Investors should be aware that the SEC’s website has information about the unsponsored ADRs related to the Company, however, the SEC's website does not have disclosure about the Company nor is such disclosure about the Company disclosed by the Company. Securities that trade OTC are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Broker-dealers that provide a quote for Softbank ADRs are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on Softbank, and seek information from their financial advisor, prior to investing in the Fund. Neither the Series nor the Manager are responsible for the content in such other sources.

The Manager of the Series will monitor on an ongoing basis to verify that the following material information about the Company underlying the ADRs is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the Company, or otherwise available on websites accessible to U.S. investors: (a) information that the Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the Company has distributed or been required to distribute to its security holders.

The Fund has derived all disclosures contained in this document regarding Softbank from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Softbank is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Softbank have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Softbank could affect the value of the Fund’s investments with respect to Softbank and therefore the value of the Fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Softbank Group Corp. (the “Company”).
Sony Group Corp. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Sony Group Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Sony Group Corp.

Sony Group Corp. is a Japanese multinational company that engages in the development, design, manufacture, and sale of electronic equipment, instruments, devices, game consoles, and software for consumers, professionals and industrial markets. Song Group Corp. is listed on the Tokyo Stock Exchange under code number 6758.
Sony Group Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Sony Group Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-06439. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Sony Group Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Sony Group Corp. (the “Company”).
STMicroelectronics NV ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the STMicroelectronics NV (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

STMicroelectronics NV

STMicroelectronics NV is a global semiconductor company headquartered in Geneva, Switzerland, which engages in the business of designing, developing, manufacturing, and marketing products used in a wide variety of applications for automotive, industrial, personal electronics and communications equipment, computers, and peripherals. STMicroelectronics NV is listed on the Euronext Paris Exchange under the ticker symbol “STMPA”.
STMicroelectronics NV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by STMicroelectronics NV pursuant to the Exchange Act can be located by reference to the SEC file number 001-13546. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding STMicroelectronics NV may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the STMicroelectronics NV (the “Company”).
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Taiwan Semiconductor Manufacturing Co. Ltd. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the New Taiwan Dollar (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Taiwan Semiconductor Manufacturing Co. Ltd.

Taiwan Semiconductor Manufacturing Co., Ltd. is a Taiwanese multinational company that engages in the research, design, and manufacture of microchips used in different applications. Twaian Semiconductor Manufacturing Company is listed on the Taiwan Stock Exchange under code 2330.
Taiwan Semiconductor Manufacturing Co. Ltd.is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Taiwan Semiconductor Manufacturing Co. Ltd. pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Taiwan Semiconductor Manufacturing Co. Ltd.may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Taiwan Semiconductor Manufacturing Co. Ltd. (the “Company”).
TotalEnergies SE ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of TotalEnergies SE (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

TotalEnergies SE

TotalEnergies SE is a France-based oil and gas company. TotalEnergies SE operates through four segments: Exploration and Production, Gas, Renewables & Power, Refining & Chemicals and Marketing & Services. Exploration & Production encompasses the exploration and production activities.

TotalEnergies SE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by TotalEnergies SE pursuant to the Exchange Act can be located by reference to the SEC file number 001-10888. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding TotalEnergies SE may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of TotalEnergies SE (the “Company”).
Toyota Motor Corporation ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Toyota Motor Corporation (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese Yen (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.

The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.
Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Toyota Motor Corporation

Toyota Motor Corporation is a Japanese multinational automotive manufacturer headquartered in Toyota City, Aichi, Japan. Toyota Motor Corporation manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide.

Toyota Motor Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Toyota Motor Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-14948. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Toyota Motor Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Toyota Motor Corporation (the “Company”).
Unilever PLC ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Unilever PLC (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British Pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Unilever PLC

Unilever PLC, headquartered in London, England, is a British multinational consumer goods company that manufactures and sells a variety of products including food products, beauty and personal care products, beverages, and home care products. Unilever PLC is listed on the London Stock Exchange under the ticker symbol “UL”.
Unilever PLC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Unilever PLC pursuant to the Exchange Act can be located by reference to the SEC file number 001-04546. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Unilever PLC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the Unilever PLC (the “Company”).
United Microelectronics Corp. ADRhedged(TM)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the United Microelectronics Corp. (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the New Taiwan dollar (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value. The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

United Microelectronics Corp.

United Microelectronics Corp., a Taiwanese company, is a semiconductor foundry company that designs, manufactures, and markets integrated circuits and related electronic products, focusing on logic and various technologies to serve all major sectors of the electronics industry. United Microelectronics Corp. is listed on the Taiwan Stock Exchange under the code 2303.
United Microelectronics Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by United Microelectronics Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-15128. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding United Microelectronics Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of the United Microelectronics Corp. (the “Company”).
Vodafone Group Plc ADRhedged
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Vodafone Group Plc (the “Company”). The Series will not invest directly in the Company. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.

The Series invests in the ADRs of the Company (the “Portfolio Securities”) and a currency swap (the “Currency Hedge Contract”) designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound (“Local Currency”). The Currency Hedge Contract is with a counterparty acting as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.

Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Currency Hedge Contract will be marked to market and settled daily based on the notional value of the Currency Hedge Contract as of the settlement time on a particular day and the change in the value of the Local Currency in relation to the U.S. dollar (“Exchange Rate”) from the settlement time on the prior business day to the settlement time on the current business day.

Changes in rates of the Local Currency compared to the U.S. dollar may negatively affect the value of the Currency Hedge Contract. If as a result of a change in the value of the Local Currency relative to the U.S. dollar, the Currency Hedge Contract increases in value, the counterparty will pay the Series an amount in U.S. dollars equal to the increase in the value of the Currency Hedge Contract. If the Currency Hedge Contract decreases in value, the Series will pay the counterparty an amount in U.S. dollars equal to the decrease in the value of the Currency Hedge Contract. In order to obtain any necessary amount of cash, the Manager may sell Portfolio Securities. The Series will maintain amounts not invested in ADRs in cash or cash equivalents, including money market funds. The Currency Hedge Contract is subject to counterparty risk in that if the counterparty fails to make any payments, the Series could incur a loss.

As a result of mark to market payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Series Share might be equal to one Share of the ADR. If the mark to market payments for the Currency Hedge Contract would require the Series to sell ADRs in order to make a payment to the counterparty, each Series Share would equal less than one Share of the ADR. As a result of the sales of an ADR, the net asset value of the Series and, correspondingly, the fractional amount of ADRs represented by each Share will decrease over the life of the Series.

The Series does not seek to replicate the performance of a specified index.

The Series is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Series.

Vodafone Group Plc

Vodafone Group Plc is a British multinational telecommunications company. Its registered office and global headquarters are in Newbury, Berkshire, England. Vodafone Group PLC provides mobile telecommunications services including voice and data communications.

Vodafone Group Plc is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Vodafone Group Plc pursuant to the Exchange Act can be located by reference to the SEC file number 001-10086. The SEC maintains an internet site that contains reports, proxy, and information statements and other information regarding the issuer at www.sec.gov. In addition, information regarding Vodafone Group Plc may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Neither the Series nor the Manager are responsible for the content in such other sources.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Series, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts (“ADRs”) of Vodafone Group Plc (the “Company”).